Ordinary Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Authorized share capital	$ 100,000	$ 100,000
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	389,331,543	389,331,544
Ordinary shares, shares outstanding	389,331,543	389,331,544
Excess stock, shares authorized	100,000,000	100,000,000
Excess ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Class A ordinary shares [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized	780,000,000	780,000,000
Ordinary shares, shares issued	371,958,043	371,958,044
Ordinary shares, shares outstanding	371,958,043	371,958,044
Class B ordinary shares [Member]
Class of Stock [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	120,000,000	120,000,000
Ordinary shares, shares issued	17,373,500	17,373,500
Ordinary shares, shares outstanding	17,373,500	17,373,500